Financial Risk Management - Credit Risk - Gross Recoverable From Reinsurers Classified by Financial Strength (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	$ 7,812.5
Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	7,812.5	$ 4,010.3	$ 3,890.9
Provision for uncollectible reinsurance	6,189.7	3,179.6
Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	7,978.9	4,182.0
Provision for uncollectible reinsurance	6,216.2	3,210.0
Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	(166.4)	(171.7)	$ (187.0)
Provision for uncollectible reinsurance	(26.5)	(30.4)
Credit risk | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	7,812.5	4,010.3
Outstanding balances for which security is held	912.9	502.0
Net unsecured recoverable from reinsurers	7,066.0	3,680.0
Provision for uncollectible reinsurance	(166.4)	(171.7)
Recoverable from reinsurers	6,899.6	3,508.3
Credit risk | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	7,978.9	4,182.0
Credit risk | Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	(166.4)	(171.7)
Credit risk | A Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	31.9	27.2
Net unsecured recoverable from reinsurers	397.7	362.8
Credit risk | A Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	429.6	390.0
Credit risk | A Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	267.2	152.0
Net unsecured recoverable from reinsurers	3,611.2	1,399.0
Credit risk | A Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	3,878.4	1,551.0
Credit risk | A | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	95.4	67.3
Net unsecured recoverable from reinsurers	2,216.5	1,063.5
Credit risk | A | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	2,311.9	1,130.8
Credit risk | A Minus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	15.1	19.9
Net unsecured recoverable from reinsurers	230.4	279.8
Credit risk | A Minus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	245.5	299.7
Credit risk | B Plus Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	1.2	1.4
Net unsecured recoverable from reinsurers	21.0	20.6
Credit risk | B Plus Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	22.2	22.0
Credit risk | B Plus | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	0.8	1.2
Net unsecured recoverable from reinsurers	2.3	0.8
Credit risk | B Plus | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	3.1	2.0
Credit risk | B or lower | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	3.0	8.9
Net unsecured recoverable from reinsurers	2.4	3.0
Credit risk | B or lower | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	5.4	11.9
Credit risk | Not rated | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	493.8	218.5
Net unsecured recoverable from reinsurers	454.4	484.8
Credit risk | Not rated | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	948.2	703.3
Credit risk | Pools and associations | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Outstanding balances for which security is held	4.5	5.6
Net unsecured recoverable from reinsurers	130.1	65.7
Credit risk | Pools and associations | Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of credit risk exposure [line items]
Recoverable from reinsurers	$ 134.6	$ 71.3